Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Future lease payments , year one	¥ 16,009
Future lease payments , year two	15,343
Future lease payments , year three	10,566
Future lease payments , year four	8,853
Future lease payments , year five	7,746
Future lease payments , year six	3,321
Total future lease payments	61,838
Less: Imputed interest	5,166
Total lease liability balance	¥ 56,672